UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Joho Capital, L.L.C.
Address: 55 East 59th Street
         15th Floor
         New York, New York  10022

13F File Number:  28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Timothy K. McManus
Title:     Chief Financial Officer (Joho Capital, L.L.C.)
Phone:     (212) 326-9560

Signature, Place, and Date of Signing:

     /s/ Timothy K. McManus     New York, New York     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $603,230 (thousands)


List of Other Included Managers: NONE

* All of the investments reported on this Form 13F are held in the name of either Joho Fund, Ltd., Joho Partners, L.P., Joho Asia Growth Fund, Ltd., Joho Asia Growth Partners, L.P., Hollyhock, or Joho Family Fund, L.L.C. Joho Capital, L.L.C. and its affiliates have full investment discretion and voting authority.



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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7 DAYS GROUP HLDGS LTD         ADR              81783J101    16815   934677 SH       SOLE    NONE           934677        0        0
BAIDU INC                      SPON ADR REP A   056752108    41271   402177 SH       SOLE    NONE           402177        0        0
CHINA KANGHUI HLDGS            SPONSORED ADR    16890V100     4000   282302 SH       SOLE    NONE           282302        0        0
CHINA LODGING GROUP LTD        SPONSORED ADR    16949N109     3815   162551 SH       SOLE    NONE           162551        0        0
CNINSURE INC                   SPONSORED ADR    18976M103    20552   879424 SH       SOLE    NONE           879424        0        0
GOOGLE INC                     CL A             38259P508    65289   124174 SH       SOLE    NONE           124174        0        0
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107    29565   597993 SH       SOLE    NONE           597993        0        0
KT CORP                        SPONSORED ADR    48268K101    20849  1019000 SH       SOLE    NONE          1019000        0        0
LAUDER ESTEE COS INC           CL A             518439104    33439   528850 SH       SOLE    NONE           528850        0        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100   109638  3707744 SH       SOLE    NONE          3707744        0        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107   160286  1642616 SH       SOLE    NONE          1642616        0        0
YAHOO INC                      COM              984332106    97711  6895652 SH       SOLE    NONE          6895652        0        0